UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22376

PIMCO Equity Series VIT

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Equity Series VIT

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (800) 927-4648

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Table of Contents

PIMCO EqS Pathfinder Portfolio®

Consolidated Schedule of Investments

PIMCO EqS Pathfinder Portfolio®

March 31, 2013 (Unaudited)

	SHARES	MARKET VALUE (000s)
COMMON STOCKS 89.4%
BERMUDA 4.6%
ENERGY 2.8%
North Atlantic Drilling Ltd.	615,508	$5,607
Seadrill Ltd.	223,835	8,157

		13,764

FINANCIALS 1.8%
Hiscox Ltd.	1,011,892	8,478

Total Bermuda		22,242

BRAZIL 0.9%
FINANCIALS 0.9%
Itau Unibanco Holding S.A. SP - ADR	256,175	4,560

Total Brazil		4,560

CANADA 1.1%
ENERGY 0.6%
Cameco Corp.	154,112	3,202

MATERIALS 0.5%
Silver Wheaton Corp.	75,557	2,369

Total Canada		5,571

DENMARK 2.0%
CONSUMER STAPLES 2.0%
Carlsberg A/S ‘B’	99,326	9,684

Total Denmark		9,684

FAEROE ISLANDS 0.7%
CONSUMER STAPLES 0.5%
Bakkafrost P/F	199,159	2,267

FINANCIALS 0.2%
BankNordik P/F	52,480	1,029

Total Faeroe Islands		3,296

FRANCE 10.7%
CONSUMER DISCRETIONARY 2.4%
Eutelsat Communications S.A.	246,420	8,693
JCDecaux S.A.	109,825	3,013

		11,706

CONSUMER STAPLES 4.5%
Carrefour S.A.	341,156	9,345
Danone S.A.	182,633	12,717

		22,062

ENERGY 1.3%
Bourbon S.A.	83,881	2,317
Total S.A.	79,866	3,825

		6,142

UTILITIES 2.5%
Suez Environnement Co.	472,141	6,020
Veolia Environnement S.A.	467,459	5,923

		11,943

Total France		51,853

GERMANY 2.1%
HEALTH CARE 1.6%
Rhoen Klinikum AG	369,530	7,842

INDUSTRIALS 0.3%
Kloeckner & Co. SE	93,597	1,328

UTILITIES 0.2%
E.ON SE	65,009	1,137

Total Germany		10,307

HONG KONG 4.1%
CONSUMER DISCRETIONARY 0.4%
Television Broadcasts Ltd.	286,000	2,168

FINANCIALS 3.2%
AIA Group Ltd.	2,813,100	12,332
First Pacific Co. Ltd.	2,526,000	3,424

		15,756

INDUSTRIALS 0.5%
Jardine Matheson Holdings Ltd.	20,300	1,324
Jardine Strategic Holdings Ltd.	23,700	940

		2,264

Total Hong Kong		20,188

ISRAEL 0.6%
HEALTH CARE 0.6%
Teva Pharmaceutical Industries Ltd. SP - ADR	68,846	2,732

Total Israel		2,732

JAPAN 2.1%
INDUSTRIALS 1.0%
FANUC Corp.	31,400	4,835

INFORMATION TECHNOLOGY 1.1%
Nintendo Co. Ltd.	48,717	5,266

Total Japan		10,101

NETHERLANDS 4.1%
CONSUMER STAPLES 1.6%
CSM	359,506	7,604

ENERGY 0.7%
Royal Dutch Shell PLC ‘A’	105,104	3,408

FINANCIALS 1.2%
ING Groep NV - Dutch Certificate (a)	827,071	5,951

INFORMATION TECHNOLOGY 0.6%
Gemalto NV	33,016	2,882

Total Netherlands		19,845

NORWAY 3.0%
CONSUMER STAPLES 3.0%
Cermaq ASA	183,676	2,923
Marine Harvest ASA (a)	9,741,864	9,067
Orkla ASA	322,316	2,591

Total Norway		14,581

SINGAPORE 0.8%
FINANCIALS 0.0%
Great Eastern Holdings Ltd.	1,160	17

INDUSTRIALS 0.8%
Keppel Corp. Ltd.	452,700	4,101

Total Singapore		4,118

SOUTH AFRICA 0.6%
MATERIALS 0.6%
AngloGold Ashanti Ltd. SP - ADR	128,956	3,037

Total South Africa		3,037

SOUTH KOREA 0.5%
CONSUMER DISCRETIONARY 0.5%
GS Home Shopping, Inc.	13,825	2,432

Total South Korea		2,432

SWEDEN 1.2%
INDUSTRIALS 1.2%
Loomis AB ‘B’	315,094	5,888

Total Sweden		5,888

SWITZERLAND 4.4%
CONSUMER STAPLES 1.6%
Nestle S.A.	105,866	7,662

FINANCIALS 0.7%
Swiss Re AG	40,857	3,328

HEALTH CARE 1.2%
Roche Holding AG	26,284	6,127

INFORMATION TECHNOLOGY 0.4%
Logitech International S.A.	277,336	1,883

MATERIALS 0.5%
Sika AG	1,086	2,642

Total Switzerland		21,642

UNITED KINGDOM 13.4%
CONSUMER STAPLES 8.0%
British American Tobacco PLC	281,362	15,087
Imperial Tobacco Group PLC	409,244	14,314
Reckitt Benckiser Group PLC	133,598	9,592

		38,993

ENERGY 2.6%
BP PLC	1,205,905	8,480
Ensco PLC ‘A’	70,876	4,252

		12,732

FINANCIALS 2.8%
Lancashire Holdings Ltd.	834,820	10,315
Lloyds Banking Group PLC (a)	4,120,331	3,070

		13,385

Total United Kingdom		65,110

UNITED STATES 32.5%
CONSUMER DISCRETIONARY 0.8%
Virgin Media, Inc.	78,645	3,851

CONSUMER STAPLES 6.2%
Altria Group, Inc.	202,101	6,950
Lorillard, Inc.	248,319	10,020
Philip Morris International, Inc.	60,515	5,610
Reynolds American, Inc.	100,007	4,449
Wal-Mart Stores, Inc.	40,407	3,024

		30,053

ENERGY 2.8%
Halliburton Co.	73,731	2,979
National Oilwell Varco, Inc.	71,182	5,036
Phillips 66	37,870	2,650
Plains Exploration & Production Co. (a)	23,777	1,129
Rentech, Inc.	691,332	1,625

		13,419

FINANCIALS 10.6%
Alleghany Corp. (a)	12,936	5,121
BankUnited, Inc.	100,540	2,576
Berkshire Hathaway, Inc. ‘B’ (a)	107,753	11,228
Capitol Federal Financial, Inc.	81,325	982
Genworth Financial, Inc. ‘A’ (a)	540,932	5,409
Northwest Bancshares, Inc.	187,287	2,377
NYSE Euronext	85,024	3,285
PHH Corp. (a)	116,075	2,549
SLM Corp.	256,693	5,257
TFS Financial Corp. (a)	390,594	4,230
ViewPoint Financial Group, Inc.	148,867	2,994
White Mountains Insurance Group Ltd.	10,267	5,823

		51,831

HEALTH CARE 1.5%
Merck & Co., Inc.	61,330	2,713
Pfizer, Inc.	164,291	4,741

		7,454

INDUSTRIALS 4.1%
3M Co.	81,802	8,697
Deere & Co.	82,616	7,103
General Dynamics Corp.	56,132	3,958

		19,758

INFORMATION TECHNOLOGY 6.0%
Apple, Inc.	5,662	2,506
Dell, Inc.	177,505	2,543
Intel Corp. (c)	563,465	12,312
Microsoft Corp.	415,933	11,900

		29,261

TELECOMMUNICATION SERVICES 0.5%
Sprint Nextel Corp. (a)	410,511	2,549

Total United States		158,176

Total Common Stocks (Cost $369,889)		435,363

EXCHANGE-TRADED FUNDS 3.7%
UNITED STATES 3.7%
SPDR Gold Trust	115,136	17,783

Total Exchange-Traded Funds (Cost $20,014)		17,783

PREFERRED STOCKS 0.2%
BRAZIL 0.2%
BANKING & FINANCE 0.2%
Itau Unibanco Holding S.A.
	63,800	1,136

Total Preferred Stocks (Cost $882)		1,136

REAL ESTATE INVESTMENT TRUSTS 1.0%
UNITED STATES 1.0%
American Capital Agency Corp.	141,161	4,627

Total Real Estate Investment Trusts (Cost $4,453)		4,627

RIGHTS 0.2%
FRANCE 0.2%
HEALTH CARE 0.2%
Sanofi - Exp. 12/31/2020	597,382	1,063

Total Rights (Cost $843)		1,063

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.0%
REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 04/01/2013	$939	939

(Dated 03/28/2013. Collateralized by Fannie Mae 2.140% due 11/07/2022 valued at $960. Repurchase proceeds are $939.)
U.S. TREASURY BILLS 0.1%
0.127% due 02/06/2014 (d)	360	360

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 4.7%
PIMCO Short-Term Floating NAV Portfolio	2,306,715	23,083

Total Short-Term Instruments (Cost $24,382)		24,382

PURCHASED OPTIONS (f) 0.2%
(Cost $1,363)		1,149

Total Investments 99.7% (Cost $421,826)		$485,503

Securities Sold Short (h) (0.9%) (Proceeds $4,087)		(4,262)
Written Options (g) (0.0%) (Premiums $32)		(72)
Other Assets and Liabilities (Net) 1.2%		5,670

Net Assets 100.0%		$486,839

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

(b)	Affiliated to the Portfolio.

(c)	Securities with an aggregate market value of $2,644 and cash of $4,579 have been pledged as collateral as of March 31, 2013 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(d)	Securities with an aggregate market value of $360 have been pledged as collateral for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2013.

(e)	OTC swap agreements outstanding as of March 31, 2013:

Total Return Swaps on Securities

Pay/Receive	Underlying Reference	# of Shares	Financing Rate	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Alamos Gold, Inc.	16,254	1-Month USD-LIBOR less a specified spread	CAD	235	02/25/2014	JPM	$(1)
Pay	Rentech Nitrogen Partners LP	6,627	1-Month USD-LIBOR less a specified spread		$254	05/15/2013	BOA	15
Pay	Rentech Nitrogen Partners LP	12,634	1-Month USD-LIBOR less a specified spread		485	05/24/2013	BOA	29
Receive	Logitech International S.A.	173,173	1-Month USD-LIBOR less a specified spread		1,179	02/18/2014	GST	(2)
Receive	Logitech International S.A.	35,502	1-Month USD-LIBOR less a specified spread		242	01/29/2014	JPM	0
Receive	Logitech International S.A.	35,502	1-Month USD-LIBOR less a specified spread		242	02/05/2014	JPM	0

								$41

(f)	Purchased options outstanding as of March 31, 2013:

Options on Securities

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE Dell, Inc.	$15.000	08/17/2013	1,775	$23	$37
Put - CBOE Sprint Nextel Corp.	10.000	05/18/2013	1,274	536	497
Put - CBOE Sprint Nextel Corp.	10.000	08/17/2013	1,274	804	615

				$1,363	$1,149

(g)	Written options outstanding as of March 31, 2013:

Options on Securities

Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOE Dell, Inc.	$14.000	04/20/2013	1,775	$30	$(70)
Call - CBOE Sprint Nextel Corp.	10.000	05/18/2013	1,274	1	0
Call - CBOE Sprint Nextel Corp.	10.000	08/17/2013	1,274	1	(2)

				$32	$(72)

(h)	Short sales outstanding as of March 31, 2013:

Description	Shares	Proceeds	Market Value
IntercontinentalExchange, Inc.	7,227	$1,130	$(1,179)
Liberty Global, Inc.	35,469	2,477	(2,603)
SPDR S&P Metals & Mining ETF	11,888	480	(480)

		$4,087	$(4,262)

(i)	Foreign currency contracts outstanding as of March 31, 2013:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
04/2013	BRL	299		$149	FBF	$1	$0	$1
04/2013		299		145	UAG	0	(3)	(3)
04/2013	CAD	7,647		7,521	BOA	0	(6)	(6)
04/2013		7,647		7,522	BRC	0	(6)	(6)
04/2013		7,648		7,522	CBK	0	(6)	(6)
04/2013	CHF	4,537		4,878	CBK	98	0	98
04/2013	DKK	46,559		8,159	CBK	155	0	155
04/2013	EUR	3,655		4,738	CBK	53	0	53
04/2013		22,390		29,754	GLM	1,053	0	1,053
04/2013	GBP	1,793		2,676	CBK	0	(49)	(49)
04/2013		17,201		25,969	DUB	0	(167)	(167)
04/2013		800		1,210	RBC	0	(5)	(5)
04/2013	HKD	73,086		9,431	HUS	15	0	15
04/2013		18,392		2,370	MSC	0	0	0
04/2013	ILS	6,757		1,733	DUB	0	(125)	(125)
04/2013	JPY	2,603,593		27,346	BOA	0	(313)	(313)
04/2013		557,524		5,909	HUS	0	(14)	(14)
04/2013	MXN	55,883		4,364	HUS	0	(160)	(160)
04/2013	NOK	83,273		14,577	BPS	320	0	320
04/2013		4,264		730	RBC	0	0	0
04/2013		83,273		14,619	UAG	362	0	362
04/2013	SEK	5,153		798	RBC	7	0	7
04/2013		7,250		1,118	UAG	5	0	5
04/2013		$17,803	AUD	17,444	CBK	359	0	359
04/2013		152	BRL	299	FBF	0	(4)	(4)
04/2013		149		299	UAG	0	(1)	(1)
04/2013		7,433	CAD	7,647	BOA	95	0	95
04/2013		7,433		7,647	BRC	94	0	94
04/2013		7,434		7,648	CBK	94	0	94
04/2013		4,056	CHF	3,840	FBF	0	(11)	(11)
04/2013		738		697	HUS	0	(4)	(4)
04/2013		103	DKK	598	BPS	0	0	0
04/2013		33,494	EUR	26,045	HUS	0	(108)	(108)
04/2013		262	GBP	173	HUS	1	0	1
04/2013		1,854	ILS	6,757	MSC	4	0	4
04/2013		5,863	JPY	557,524	FBF	59	0	59
04/2013		27,941		2,603,593	UAG	0	(283)	(283)
04/2013		4,308	MXN	55,883	MSC	216	0	216
04/2013		109	NOK	640	BPS	0	0	0
04/2013		239	NZD	290	RYL	4	0	4
04/2013		1,914	SEK	12,403	BOA	0	(10)	(10)
04/2013	ZAR	35,136		$4,034	HUS	227	0	227
05/2013	CHF	3,840		4,057	FBF	11	0	11
05/2013	DKK	45,961		7,932	CBK	27	0	27
05/2013		161		28	FBF	0	0	0
05/2013	EUR	26,045		33,501	HUS	109	0	109
05/2013	GBP	19,621		29,642	UAG	0	(166)	(166)
05/2013	NOK	85,085		14,574	RBC	23	0	23
05/2013		85,085		14,587	RYL	36	0	36
05/2013		$9,078	AUD	8,722	BRC	0	(16)	(16)
05/2013		9,078		8,722	DUB	0	(17)	(17)
05/2013		7,516	CAD	7,647	BOA	6	0	6
05/2013		7,517		7,647	BRC	6	0	6
05/2013		7,518		7,648	CBK	6	0	6
05/2013		27,351	JPY	2,603,593	BOA	313	0	313
05/2013		5,910		557,524	HUS	14	0	14
05/2013		242	NZD	290	MSC	0	0	0
05/2013		1,117	SEK	7,250	UAG	0	(5)	(5)
06/2013	BRL	299		$151	FBF	4	0	4
06/2013		$4,332	MXN	55,883	HUS	156	0	156
07/2013	ILS	6,757		$1,848	MSC	0	(3)	(3)

						$3,933	$(1,482)	$2,451

(j)	Fair Value Measurements (1)

(i)	The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Common Stocks
Bermuda
Energy	$5,607	$8,157	$0	$13,764
Financials	0	8,478	0	8,478
Brazil
Financials	4,560	0	0	4,560
Canada
Energy	3,202	0	0	3,202
Materials	2,369	0	0	2,369
Denmark
Consumer Staples	0	9,684	0	9,684
Faeroe Islands
Consumer Staples	2,267	0	0	2,267
Financials	1,029	0	0	1,029
France
Consumer Discretionary	0	11,706	0	11,706
Consumer Staples	0	22,062	0	22,062
Energy	0	6,142	0	6,142
Utilities	0	11,943	0	11,943
Germany
Health Care	7,842	0	0	7,842
Industrials	0	1,328	0	1,328
Utilities	0	1,137	0	1,137
Hong Kong
Consumer Discretionary	0	2,168	0	2,168
Financials	0	15,756	0	15,756
Industrials	0	2,264	0	2,264
Israel
Health Care	2,732	0	0	2,732
Japan
Industrials	0	4,835	0	4,835
Information Technology	0	5,266	0	5,266
Netherlands
Consumer Staples	0	7,604	0	7,604
Energy	0	3,408	0	3,408
Financials	0	5,951	0	5,951
Information Technology	0	2,882	0	2,882
Norway
Consumer Staples	0	14,581	0	14,581
Singapore
Financials	0	17	0	17
Industrials	0	4,101	0	4,101
South Africa
Materials	3,037	0	0	3,037
South Korea
Consumer Discretionary	0	2,432	0	2,432
Sweden
Industrials	0	5,888	0	5,888
Switzerland
Consumer Staples	0	7,662	0	7,662
Financials	0	3,328	0	3,328
Health Care	0	6,127	0	6,127
Information Technology	0	1,883	0	1,883
Materials	0	2,642	0	2,642
United Kingdom
Consumer Staples	0	38,993	0	38,993
Energy	4,252	8,480	0	12,732
Financials	0	13,385	0	13,385
United States
Consumer Discretionary	3,851	0	0	3,851
Consumer Staples	30,053	0	0	30,053
Energy	13,419	0	0	13,419
Financials	51,831	0	0	51,831
Health Care	7,454	0	0	7,454
Industrials	19,758	0	0	19,758
Information Technology	29,261	0	0	29,261
Telecommunication Services	2,549	0	0	2,549
Exchange-Traded Funds
United States	17,783	0	0	17,783
Preferred Stocks
Brazil
Banking & Finance	1,136	0	0	1,136
Real Estate Investment Trusts
United States	4,627	0	0	4,627
Rights
France
Health Care	1,063	0	0	1,063
Short-Term Instruments
Repurchase Agreements	0	939	0	939
U.S. Treasury Bills	0	360	0	360
Central Funds Used for Cash Management Purposes	23,083	0	0	23,083
Purchased Options
Equity Contracts	0	1,149	0	1,149
	$242,765	$242,738	$0	$485,503

Short Sales, at value	$(4,262)	$0	$0	$(4,262)

Financial Derivative Instruments - Assets
Equity Contracts	0	44	0	44
Foreign Exchange Contracts	0	3,933	0	3,933
	$0	$3,977	$0	$3,977
Financial Derivative Instruments - Liabilities
Equity Contracts	0	(75)	0	(75)
Foreign Exchange Contracts	0	(1,482)	0	(1,482)
	$0	$(1,557)	$0	$(1,557)

Totals	$238,503	$245,158	$0	$483,661

(ii)	There were assets valued at $13,331 and liabilities valued at $(2) transferred from Level 1 to Level 2 during the period ended March 31, 2013.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

1. BASIS FOR CONSOLIDATION OF THE PIMCO EqS PATHFINDER PORTFOLIO®

PIMCO Cayman Commodity Portfolio III Ltd. (the “Commodity Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of March 31, 2013 of the Commodity Subsidiary to the Portfolio (amounts in thousands).

Portfolio Name	Subsidiary	Date of Incorporation	Subscription Agreement	Portfolio Net Assets	Subsidiary Net Assets	% of Portfolio Net Asset
PIMCO EqS Pathfinder Portfolio®	PIMCO Cayman Commodity Portfolio III Ltd.	06/06/2011	06/20/2011	$486,839	$17,558	3.6%

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1–Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2–Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3–Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are a result of a change, in the normal course of business, from the use of an exchange traded price or a trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services including valuation adjustments applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE (Level 2). In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Consolidated Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Consolidated Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2013, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Portfolio may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked financial derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked financial derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity linked notes, other commodity-linked derivatives, and the Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its Prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for Federal income tax purposes. Note that the loss from the Commodity Subsidiary’s contemplated activities also cannot be carried forward to reduce future Commodity Subsidiary’s income in subsequent years. However, if the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as income for Federal income tax purposes.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of March 31, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
PIMCO EqS Pathfinder Portfolio®	$422,317	$74,273	$(11,087)	$63,186

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) on investments are attributable to open wash sale loss deferrals.

4. RELATED PARTY TRANSACTIONS

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Variable Insurance Trust, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended March 31, 2013 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized (Loss)	Change in Unrealized Appreciation	Market Value (03/31/2013)	Dividend Income	Net Capital Gain Distributions
$25,564	$29,721	$(32,200)	$(31)	$29	$23,083	$21	$0

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	NOK	Norwegian Krone
BRL	Brazilian Real	HKD	Hong Kong Dollar	NZD	New Zealand Dollar
CAD	Canadian Dollar	ILS	Israeli Shekel	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
DKK	Danish Krone	KRW	South Korean Won	USD	United States Dollar
EUR	Euro	MXN	Mexican Peso

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange

Other Abbreviations:
ADR	American Depositary Receipt	CBO	Collateralized Bond Obligation	SP - ADR	Sponsored American Depositary Receipt
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate	SPDR	Standard & Poor’s Depository Receipts

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Equity Series VIT

By:	/s/ Douglas M. Hodge
Douglas M. Hodge
Principal Executive Officer

Date:	May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas M. Hodge
Douglas M. Hodge
Principal Executive Officer

Date:	May 30, 2013

By:	/s/ John P. Hardaway
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	May 28, 2013